Transactions and Balances with Related Parties (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Transactions and Balances with Related Parties [Line Items]
Monthly fees	$ 4	₪ 15
Total fees	73		$ 49	$ 53
Balance of key management personnel & accounting firm, total	$ 132		$ 32
Percentage of shares	1.04%	1.04%	1.04%
InterCure Ltd [Member]
Transactions and Balances with Related Parties [Line Items]
Balances of shares total	$ 772		$ 605
Rent expenses	$ 11		$ 5